Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Revenue	¥ 1,980,453,461	$ 287,138,761	¥ 3,921,716,406	¥ 2,052,431,752
Operating cost and expenses
Cost of revenue	1,830,089,773	265,338,075	2,958,009,872	1,098,120,749
Sales and marketing	132,779,488	19,251,216	239,333,085	195,893,662
General and administrative	299,545,363	43,429,995	276,179,441	265,691,411
Research and development	45,958,842	6,663,406	70,278,081	62,596,195
Net loss on risk assurance liabilities	299,863,403	43,476,107	197,750,449	2,268,180
Provision for credit losses and other assets	319,359,716	46,302,806	203,415,094	109,564,631
Total operating cost and expense	2,927,596,585	424,461,605	3,944,966,022	1,734,134,828
Income (loss) from operations	(947,143,124)	(137,322,844)	(23,249,616)	318,296,924
Interest income	43,732,652	6,340,639	26,373,471	34,901,335
Net gain (loss) on equity securities	(9,810,585)	(1,422,402)	(12,991,522)	3,353,381,213
Interest expense	(16,809,263)	(2,437,113)	(14,481,195)	(2,758,629)
Foreign exchange gain (loss), net	5,918,231	858,063	1,351,400	(8,848,354)
Other income, net	52,066,718	7,548,965	41,911,589	49,139,337
Other expenses	(2,465,972)	(357,532)	(6,605,833)	(838,115)
Net income (loss) before income taxes	(874,511,343)	(126,792,224)	12,308,294	3,743,273,711
Income tax expenses	(236,696,540)	(34,317,772)	(20,852,646)	(369,853,650)
Net income (loss)	(1,111,207,883)	(161,109,996)	(8,544,352)	3,373,420,061
Less: Net income attributable to non-controlling interests	0	0	0	3,902,214
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (1,111,207,883)	$ (161,109,996)	¥ (8,544,352)	¥ 3,369,517,847
Earnings (Losses) per ADS (2 ordinary shares equal 1 ADS):
Basic | (per share)	¥ (8.11)	$ (1.18)	¥ (0.06)	¥ 22.43
Diluted | (per share)	¥ (8.11)	$ (1.18)	¥ (0.06)	¥ 22.18
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	¥ 253,877,012	$ 36,808,707	¥ (72,130,683)	¥ (234,817,165)
Total comprehensive income (loss), net of tax	(857,330,871)	(124,301,289)	(80,675,035)	3,138,602,896
Total comprehensive income attributable to non-controlling interests	0	0	0	3,902,214
Total comprehensive income (loss) attributable to Cango Inc.'s shareholders	¥ (857,330,871)	$ (124,301,289)	¥ (80,675,035)	¥ 3,134,700,682
Class A and Class B Ordinary Shares [Member]
Earnings (Losses) per Class A and Class B ordinary share:
Basic | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.21
Diluted | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.09
Weighted average shares used to compute earnings (losses) per Class A and Class B share:
Basic	274,084,890	274,084,890	289,892,905	300,484,860
Diluted	274,084,890	274,084,890	289,892,905	303,900,645
Automobile trading income [Member]
Revenues
Revenue	¥ 1,596,306,698	$ 231,442,716	¥ 2,227,171,554	¥ 624,773,721
Loan facilitation income and other related income [Member]
Revenues
Revenue	146,428,758	21,230,174	1,233,556,212	891,836,601
Leasing income [Member]
Revenues
Revenue	155,522,046	22,548,577	251,295,105	286,079,245
After-market services income [Member]
Revenues
Revenue	71,456,769	10,360,258	193,786,856	241,193,243
Others [Member]
Revenues
Revenue	¥ 10,739,190	$ 1,557,036	¥ 15,906,679	¥ 8,548,942